Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback policy

The Board of Trustees has adopted a compensation clawback policy on recovery of incentive compensation, in accordance with Rule 10D-1 of the Exchange Act (“Rule 10D-1”) and the NYSE listing standards. The Clawback Policy applies to current and former executive officers of the Company as defined in Rule 10D-1 and will be administered by the Compensation Committee. In the event the Company is required to prepare an accounting restatement to correct material noncompliance with any financial reporting requirement under U.S. federal securities laws, including restatements that correct an error in previously issued financial statements that is material to the previously issued financial statements or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, it is the Company’s policy to recover erroneously awarded incentive-based compensation received by its former and current executive officers. The recovery of such compensation applies regardless of whether an executive officer engaged in misconduct or otherwise cause or contributed to the requirement for a restatement.